Nature of Business and Significant Accounting Policies (FY) (Details)					3 Months Ended	4 Months Ended		12 Months Ended
	Mar. 11, 2019	Mar. 02, 2018 USD ($)	Dec. 22, 2017	Dec. 21, 2017	Jun. 30, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 22, 2017	Aug. 31, 2018 USD ($) shares	Aug. 31, 2017 shares	Apr. 22, 2019 shares	Dec. 31, 2017 shares
Nature of Business and Significant Accounting Policies [Line Items]
BTC Value | $		$ 5,000,000
Common Stock, Conversion Basis	each outstanding share of common stock of Sport Endurance, Inc. converted into one share of common stock of Better Choice Company Inc. and each outstanding share of Series E Convertible Preferred Stock (the “Series E”) of Sport Endurance, Inc. converted into one share of Series E Convertible Preferred Stock of Better Choice Company Inc
Common Stock, Shares Authorized					88,000,000	580,000,000		580,000,000	580,000,000	88,000,000
Preferred Stock, Shares Authorized						20,000,000				4,000,000	20,000,000
Cash, FDIC Insured Amount | $						$ 250,000
Cash, Uninsured Amount | $					$ 10,300,000	$ 3,400,000		$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	35.00%	21.00%		35.00%	21.00%	34.00%
Previously Reported [Member]
Nature of Business and Significant Accounting Policies [Line Items]
Common Stock, Shares Authorized						580,000,000
Preferred Stock, Shares Authorized						20,000,000
Cash, Uninsured Amount | $						$ 95,412
Ultra Peak T [Member]
Nature of Business and Significant Accounting Policies [Line Items]
Inventory, Number of Containers						2,432		2,432